Revision to Prior Year Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Deferred policy acquisition costs		$ 8,655,183	$ 7,807,060	$ 7,144,736	$ 6,956,197
Reinsurance recoverables and deposit receivables		54,370,370	48,247,817
Income taxes assets	[1]	1,741,122	2,120,654
Total assets		262,393,370	238,454,729
Liabilities:
Policyholder Account Balance		86,592,965	69,628,318	52,986,700
Total market risk benefit liabilities		4,482,417	4,281,244	5,156,858
Reinsurance and funds withheld payables		11,377,505	8,611,141
Total liabilities		254,349,092	233,752,749
EQUITY
Retained Earnings (accumulated deficit)		2,104,835	272,519
Accumulated other comprehensive income (loss)		8,855	(601,877)
Total equity		8,044,278	4,701,980
Total liabilities and partners’ capital		262,393,370	238,454,729
REVENUES
Other Income (loss)		2,261,776	759,756	751,363
Realized investment gains (losses), net		(1,430,425)	451,417	(1,147,099)
Change in value of market risk benefits, net of related hedging gain (losses)		(506,994)	(433,955)	(106,773)
TOTAL REVENUES		5,994,750	11,198,722	3,271,466
BENEFITS AND EXPENSES
Interest credited to policyholders’ account balances		1,177,660	1,037,731	621,645
Amortization of deferred policy acquisition costs		663,527	(372,201)	539,510
General, administrative and other expense		1,186,839	1,228,443	1,124,923
TOTAL BENEFITS AND EXPENSES		3,728,243	10,225,663	2,793,819
Income tax expense (benefit)		420,583	135,149	26,468
NET INCOME (LOSS) ATTRIBUTABLE TO PRUCO LIFE INSURANCE COMPANY		1,832,316	823,990	450,258
Gain (loss) from changes in non-performance risk on market risk benefits		(185,092)	(441,138)	(659,927)
Total		773,657	(722,150)	(26,534)
Less: Income tax expense (benefit) related to other comprehensive income (loss)		162,925	(151,234)	(5,638)
Other Comprehensive Income (Loss), Net of Tax		610,732	(570,916)	(20,896)
Comprehensive income (loss)		2,456,321	266,569	429,850
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		4,701,980
Comprehensive income (loss):
Net Income (Loss)		1,845,589	837,485	450,746
Other Comprehensive Income (Loss), Net of Tax		610,732	(570,916)	(20,896)
Total comprehensive income (loss)		2,456,321	266,569	429,850
Ending Balance		8,044,278	4,701,980
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)		1,845,589	837,485	450,746
Realized investment gains (losses), net		1,430,425	(451,417)	1,147,099
Change in value of market risk benefits, net of related hedging gain (losses)		506,994	433,955	106,773
Change in:
Reinsurance related-balances		(2,205,000)	(1,124,001)	(678,725)
Deferred policy acquisition costs		(848,123)	(950,022)	(581,925)
Income taxes		207,081	(228,166)	(40,796)
Cash flows from (used in) operating activities		4,161,279	3,480,451	2,459,895
Retained Earnings
EQUITY
Total equity		2,104,835	272,519	(551,471)	(1,001,729)
BENEFITS AND EXPENSES
Comprehensive income (loss)		1,832,316	823,990	450,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		272,519	(551,471)	(1,001,729)
Comprehensive income (loss):
Net Income (Loss)		1,832,316	823,990	450,258
Total comprehensive income (loss)		1,832,316	823,990	450,258
Ending Balance		2,104,835	272,519	(551,471)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)		1,832,316	823,990	450,258
AOCI
EQUITY
Total equity		8,855	(601,877)	(30,961)	(10,065)
BENEFITS AND EXPENSES
Other Comprehensive Income (Loss), Net of Tax		610,732	(570,916)	(20,896)
Comprehensive income (loss)		610,732	(570,916)	(20,896)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		(601,877)	(30,961)	(10,065)
Comprehensive income (loss):
Other Comprehensive Income (Loss), Net of Tax		610,732	(570,916)	(20,896)
Total comprehensive income (loss)		610,732	(570,916)	(20,896)
Ending Balance		8,855	(601,877)	(30,961)
Total Equity
EQUITY
Total equity		8,044,278	4,701,980	4,502,864	$ 5,028,620
BENEFITS AND EXPENSES
Other Comprehensive Income (Loss), Net of Tax		610,732	(570,916)	(20,896)
Comprehensive income (loss)		2,456,321	266,569	429,850
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		4,701,980	4,502,864	5,028,620
Comprehensive income (loss):
Net Income (Loss)		1,845,589	837,485	450,746
Other Comprehensive Income (Loss), Net of Tax		610,732	(570,916)	(20,896)
Total comprehensive income (loss)		2,456,321	266,569	429,850
Ending Balance		8,044,278	4,701,980	4,502,864
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)		$ 1,845,589	$ 837,485	$ 450,746

[1]	See Note 4 for details of balances associated with variable interest entities.